SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Geographical Areas from External Customers) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 1,269,657	$ 984,367	$ 757,667
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	731,251	559,431	411,354
Europe and Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		334,677	251,597	195,324
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		55,244	51,053	51,108
Asia and others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		148,485	122,286	99,881
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 588,886	$ 481,098	$ 363,431

[1]	Includes revenue from the United States in amount of $363,431 $481,098 and $588,886 for 2019, 2020 and 2021, respectively.